UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 305 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Corporation Service Company

251 Little Falls Drive Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	Tailored Shareholders Report

CM Advisors Fixed Income Fund

(CMFIX)

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about CM Advisors Fixed Income Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund. You can also request this information by contacting us at (888) 859-5856.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CM Advisors Fixed Income Fund	$45	0.87%

How did the Fund perform during the reporting period?

For the six months ending August 31, 2025, the Fund returned 5.95%, versus the Bloomberg U.S. Aggregate Bond Index’s (the “Index”) return of 2.19%. With most of the Fund’s holdings in shorter-maturity bonds, the Fund benefited from the stronger performance of these bonds, leading to 376 bps of outperformance relative to the Index.

The first half of the Fund's fiscal year ending February 28, 2026, from March 1, 2025 to August 31, 2025, was characterized by ongoing volatility in interest rates. Investors navigated significant uncertainty brought on by geopolitical conflicts, rising global tariffs and ongoing U.S.-China tensions, along with mixed economic signals.

During the period, the yield curve steepened notably. This was marked by falling yields on shorter-duration bonds (e.g., 5-year and below), a stable "flat-ish" 10-year yield around 4.20%-4.30%, and rising yields on 20-year and 30-year bonds, approaching or exceeding 4.75%-5.00% by late August. Corporate bond spreads remained tight, reflecting healthy corporate profitability.

Short-term yields declined in anticipation of further rate cuts by the Federal Reserve in response to slowing jobs growth, weaker consumer sentiment, and tariff uncertainty. Inflation lingered at 2.50%-3.00%, above the 2.00% target. Longer-term yields rose, reflecting structural fiscal challenges.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$14,000
$12,000
$10,000
$13,690
$11,949
Aug-2015
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
CM Advisors Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index

	CM Advisors Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2015	$10,000	$10,000
Aug-2016	$10,435	$10,597
Aug-2017	$10,770	$10,649
Aug-2018	$10,807	$10,537
Aug-2019	$10,837	$11,609
Aug-2020	$11,040	$12,360
Aug-2021	$11,292	$12,350
Aug-2022	$11,087	$10,928
Aug-2023	$11,424	$10,797
Aug-2024	$12,732	$11,585
Aug-2025	$13,690	$11,949

Average Annual Total Returns

	1 Year	5 Years	10 Years
CM Advisors Fixed Income Fund	7.52%	4.40%	3.19%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,998,603
  Number of Portfolio Holdings73
  Advisory Fee (net of waivers)$0
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	13.3%
Corporate Bonds	79.3%
Money Market Funds	2.6%
U.S. Treasury Obligations	4.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy 25.7%
Financials 17.4%
Materials 10.8%
Industrials 10.6%
Consumer Discretionary 8.8%
Information Technology 7.1%
U.S. Treasury Obligations 4.6%
Utilities 3.8%
Money Market Funds 2.5%
Communication Services 2.3%
Health Care 2.3%
Real Estate 0.7%
Consumer Staples 0.4%
Other Assets in Excess of Liabilities 3.0%

Value	Value
Other Assets in Excess of Liabilities	3.0%
Consumer Staples	0.4%
Real Estate	0.7%
Health Care	2.3%
Communication Services	2.3%
Money Market Funds	2.5%
Utilities	3.8%
U.S. Treasury Obligations	4.6%
Information Technology	7.1%
Consumer Discretionary	8.8%
Industrials	10.6%
Materials	10.8%
Financials	17.4%
Energy	25.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PHI Group, Inc.	12.9%
JPMorgan Chase & Company, 1.100%, due 06/22/26	2.4%
Occidental Petroleum Corporation, 7.875%, due 09/15/31	2.3%
Qwest Corporation, 7.250%, due 09/15/25	2.3%
United Rentals North America, Inc., 5.500%, due 05/15/27	2.3%
Targa Resources Partners L.P., 6.875%, due 01/15/29	2.3%
Intel Corporation, 4.875%, due 02/10/26	2.2%
Exelon Corporation, 7.600%, due 04/01/32	2.1%
Masco Corporation, 7.750%, due 08/01/29	2.0%
Polaris, Inc., 6.950%, due 03/15/29	2.0%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

CM Advisors Fixed Income Fund (CMFIX)

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-CMFIX

(b)	Included with (a)

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

CM Advisors Family of Funds

Semi-Annual Financial Statements and
Additional Information 2025

CM Advisors Fixed Income Fund

August 31, 2025

(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Trust”). This report is not authorized for distribution to prospective investors of the Trust unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Fixed Income Fund
Schedule of Investments
August 31, 2025 (Unaudited)
COMMON STOCKS — 12.9%	Shares	Value
Energy — 12.9%
Oil & Gas Equipment & Services — 12.9%
PHI Group, Inc. (Cost $1,222,684)	113,912	$3,474,316

CORPORATE BONDS — 77.0%	Par Value	Value
Communication Services — 2.3%
Alternative Carriers — 2.3%
Qwest Corporation, 7.250%, due 09/15/25	$620,000	$620,186

Consumer Discretionary — 8.8%
Apparel, Accessories & Luxury Goods — 0.4%
Tapestry, Inc., 5.100%, due 03/11/30	100,000	102,183

Automobile Manufacturers — 2.2%
Ford Motor Credit Company, LLC, 4.346%, due 12/08/26	300,000	298,358
General Motors Company, 5.600%, due 10/15/32	303,000	311,122
		609,480
Automotive Retail — 0.9%
Advance Auto Parts, Inc., 5.950%, due 03/09/28	250,000	254,592

Distributors — 2.8%
Genuine Parts Company, 4.950%, due 08/15/29	475,000	484,777
LKQ Corporation, 6.250%, due 06/15/33	250,000	264,306
		749,083
Hotels, Resorts & Cruise Lines — 0.5%
Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	135,000	142,764

Leisure Products — 2.0%
Polaris, Inc., 6.950%, due 03/15/29	500,000	529,237

Consumer Staples — 0.4%
Packaged Foods & Meats — 0.4%
Conagra Brands, Inc., 7.000%, due 10/01/28	100,000	106,745

Energy — 12.8%
Integrated Oil & Gas — 3.1%
Occidental Petroleum Corporation,
3.000%, due 02/15/27	100,000	97,610
8.450%, due 02/15/29	100,000	108,958
7.875%, due 09/15/31	550,000	620,813
		827,381

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 77.0% (Continued)	Par Value	Value
Energy — 12.8% (Continued)
Oil & Gas Drilling — 1.8%
Helmerich & Payne, Inc., 2.900%, due 09/29/31	$550,000	$479,438

Oil & Gas Exploration & Production — 2.7%
Continental Resources, Inc., 4.375%, due 01/15/28	450,000	447,154
Devon Energy Corporation, 7.950%, due 04/15/32	250,000	288,618
		735,772
Oil & Gas Storage & Transportation — 5.2%
Sabine Pass Liquefaction, LLC, 5.875%, due 06/30/26 .	98,000	98,380
Southern Natural Gas Company, 8.000%, due 03/01/32	350,000	401,947
Targa Resources Partners L.P., 6.875%, due 01/15/29 .	600,000	611,684
Western Gas Partners L.P., 4.650%, due 07/01/26	300,000	299,683
		1,411,694
Financials — 17.4%
Banks — 0.9%
Manufacturers & Traders Trust Company, 3.400%, due 08/17/27	250,000	245,599

Consumer Finance — 1.9%
Ford Motor Credit Company, LLC,
6.950%, due 06/10/26	200,000	202,595
5.100%, due 08/20/27	200,000	199,784
John Deere Capital Corporation, 4.974%, due 04/19/27	100,000	100,398
		502,777
Diversified Banks — 8.3%
Bank of America Corporation, 5.000%, due 03/13/30	200,000	199,999
Citigroup, Inc., 5.000%, due 06/18/29	525,000	527,739
JPMorgan Chase & Company,
1.100%, due 06/22/26	650,000	634,593
5.040%, due 01/23/28	450,000	454,655
5.500%, due 12/13/34	425,000	428,003
		2,244,989
Investment Banking & Brokerage — 3.3%
Jefferies Financial Group, Inc.,
5.000%, due 10/17/29	250,000	249,128
6.150%, due 02/28/35	300,000	300,338
6.000%, due 07/31/35	350,000	350,137
		899,603
Property & Casualty Insurance — 3.0%
Fairfax Financial Holdings Ltd.,
8.300%, due 04/15/26	382,000	390,443
3.375%, due 03/03/31	150,000	141,083
Fidelity National Financial, Inc., 3.400%, due 06/15/30 ..	295,000	280,029
		811,555

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 77.0% (Continued)	Par Value	Value
Health Care — 2.3%
Health Care Services — 1.0%
Cigna Group (The), 5.125%, due 05/15/31	$250,000	$258,797

Life Sciences Tools & Services — 1.3%
Illumina, Inc.,
5.800%, due 12/12/25	200,000	200,627
5.750%, due 12/13/27	150,000	154,289
		354,916
Industrials — 10.6%
Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc., 2.043%, due 08/16/28	200,000	187,277

Building Products — 2.0%
Masco Corporation, 7.750%, due 08/01/29	500,000	549,191

Construction & Engineering — 0.7%
Fluor Corporation, 4.250%, due 09/15/28	200,000	196,759

Data Processing & Outsourced Services — 1.4%
Concentrix Corporation,
6.650%, due 08/02/26	150,000	152,576
6.600%, due 08/02/28	210,000	222,183
		374,759
Industrial Machinery & Supplies & Components — 1.1%
Timken Company (The), 4.500%, due 12/15/28	300,000	302,002

Research & Consulting Services — 1.6%
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	400,000	418,246

Trading Companies & Distributors — 3.1%
United Rentals North America, Inc.,
5.500%, due 05/15/27	620,000	619,538
5.250%, due 01/15/30	200,000	200,563
		820,101
Information Technology — 7.1%
Electronic Components — 1.9%
Corning, Inc., 7.250%, due 08/15/36	500,000	513,931

Electronic Equipment & Instruments — 1.6%
Vontier Corporation,
1.800%, due 04/01/26	250,000	245,993
2.400%, due 04/01/28	200,000	190,086
		436,079

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 77.0% (Continued)	Par Value	Value
Information Technology — 7.1% (Continued)
IT Consulting & Other Services — 0.9%
DXC Technology Company, 2.375%, due 09/15/28	$250,000	$234,855

Semiconductors — 2.7%
Intel Corporation,
4.875%, due 02/10/26	600,000	600,899
4.875%, due 02/10/28	120,000	121,557
		722,456
Materials — 10.8%
Commodity Chemicals — 2.4%
Olin Corporation,
5.625%, due 08/01/29	150,000	149,637
5.000%, due 02/01/30	500,000	485,425
		635,062
Copper — 1.3%
Freeport-McMoRan, Inc., 9.500%, due 06/01/31	300,000	364,161

Diversified Chemicals — 3.1%
Celanese US Holdings, LLC, 6.665%, due 07/15/27	191,000	196,552
Dow Chemical Company (The), 7.375%, due 11/01/29 .	140,000	155,196
Huntsman International, LLC, 4.500%, due 05/01/29	500,000	480,926
		832,674
Fertilizers & Agricultural Chemicals — 2.3%
FMC Corporation,
3.450%, due 10/01/29	400,000	378,647
5.650%, due 05/18/33	250,000	249,201
		627,848
Metal, Glass & Plastic Containers — 0.8%
Ball Corporation, 6.000%, due 06/15/29	200,000	204,659

Specialty Chemicals — 0.9%
Albemarle Corporation, 4.650%, due 06/01/27	250,000	250,001

Real Estate — 0.7%
Retail REITs — 0.7%
Realty Income Corporation, 5.050%, due 01/13/26	200,000	200,017

Utilities — 3.8%
Electric Utilities — 3.1%
Edison International, 5.750%, due 06/15/27	250,000	254,490
Exelon Corporation, 7.600%, due 04/01/32	500,000	578,480
		832,970

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 77.0% (Continued)	Par Value	Value
Utilities — 3.8% (Continued)
Independent Power Producers & Energy Traders — 0.7%
AES Corporation, 1.375%, due 01/15/26	$200,000	$197,444

Total Corporate Bonds (Cost $20,456,849)		$20,787,283

U.S. TREASURY OBLIGATIONS — 4.6%	Par Value	Value
U.S. Treasury Notes — 4.6%
5.000%, due 10/31/25	$500,000	$500,531
4.250%, due 01/31/26	250,000	250,101
4.625%, due 02/28/26	250,000	250,674
4.500%, due 03/31/26	250,000	250,679
Total U.S. Treasury Obligations (Cost $1,252,041)		$1,251,985

MONEY MARKET FUNDS — 2.5%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 4.13% (a) (Cost $686,876)	686,876	$686,876

Total Investments at Value — 97.0%
(Cost $23,618,450)		$26,200,460

Other Assets in Excess of Liabilities — 3.0%		798,143

Net Assets — 100.0%		$26,998,603

REIT — Real Estate Investment Trust

(a)	The rate shown is the 7-day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statement of Assets and Liabilities
August 31, 2025 (Unaudited)
ASSETS
Investments in securities:
At cost	$23,618,450
At value (Note 2)	$26,200,460
Receivable for investment securities sold	527,506
Receivable from Advisor (Note 5)	8,347
Dividends and interest receivable	307,493
Other assets	16,045
TOTAL ASSETS	27,059,851

LIABILITIES
Payable for capital shares redeemed	32,048
Payable to administrator (Note 5)	6,030
Accrued trustee fees (Note 5)	4,000
Payable to distributor (Note 5)	667
Other accrued expenses	18,503
TOTAL LIABILITIES	61,248

NET ASSETS	$26,998,603

Net assets consist of:
Paid-in capital	$26,670,432
Accumulated earnings	328,171
Net Assets	$26,998,603

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,335,172
Net asset value, redemption price and offering price per share	$11.56

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statement of Operations
Six Months Ended August 31, 2025 (Unaudited)
INVESTMENT INCOME
Dividends	$137,102
Interest	598,730
TOTAL INVESTMENT INCOME	735,832

EXPENSES
Management fees (Note 5)	66,570
Legal fees	30,676
Registration and filing fees	20,128
Administration fees (Note 5)	14,575
Fund accounting fees (Note 5)	13,930
Trustees’ fees (Note 5)	12,000
Transfer agent fees (Note 5)	9,600
Audit and tax services fees	9,050
Pricing fees	5,816
Compliance support services fees	4,552
Shareholder reporting expenses	4,532
Distributor service fees (Note 5)	4,000
Custody and bank service fees	3,615
Postage and supplies	1,748
Insurance expense	1,520
Other expenses	7,298
TOTAL EXPENSES	209,610
Management fees waived and reimbursed by Advisor (Note 5)	(93,780)
NET EXPENSES	115,830

NET INVESTMENT INCOME	620,002

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	12,403
Net change in unrealized appreciation (depreciation) on investments	893,220
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	905,623

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,525,625

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	August 31, 2025	February 28,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$620,002	$1,052,016
Net realized gains (losses) from investment transactions	12,403	(7,577)
Net change in unrealized appreciation (depreciation) on investments	893,220	473,798
Net increase in net assets resulting from operations	1,525,625	1,518,237

DISTRIBUTIONS TO SHAREHOLDERS	(621,785)	(1,058,179)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	459,970	480,220
Net asset value of shares issued in reinvestment of distributions to shareholders	595,358	1,005,367
Payments for shares redeemed	(2,055,938)	(1,754,877)
Net decrease in net assets from share transactions	(1,000,610)	(269,290)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(96,770)	190,768

NET ASSETS
Beginning of period	27,095,373	26,904,605
End of period	$26,998,603	$27,095,373

CAPITAL SHARE ACTIVITY
Shares sold	40,660	43,394
Shares reinvested	53,486	90,908
Shares redeemed	(184,841)	(158,216)
Net decrease in shares outstanding	(90,695)	(23,914)
Shares outstanding, beginning of period	2,425,867	2,449,781
Shares outstanding, end of period	2,335,172	2,425,867

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months
	Ended
	August 31,		Years Ended
	2025		February 28,	February 29,	February 28,	February 28,	February 28,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.17		$10.98	$10.38	$10.78	$10.92	$10.89

Income (loss) from investment operations:
Net investment income	0.27		0.43	0.49	0.17	0.26	0.16
Net realized and unrealized gains (losses) on investments	0.38		0.19	0.58	(0.43)	(0.13)	0.05 (a)
Total from investment operations	0.65		0.62	1.07	(0.26)	0.13	0.21

Less distributions from:
Net investment income	(0.26)		(0.43)	(0.47)	(0.14)	(0.27)	(0.18)
Total distributions	(0.26)		(0.43)	(0.47)	(0.14)	(0.27)	(0.18)

Net asset value at end of period	$11.56		$11.17	$10.98	$10.38	$10.78	$10.92

Total return (b)	5.95	% (c)	5.78%	10.47%	(2.45)%	1.17%	1.92%

Ratios and supplemental data:
Net assets at end of period (000’s)	$26,999		$27,095	$26,905	$25,267	$29,098	$32,434

Ratio of total expenses to average net assets	1.57	% (d)	1.50%	1.50%	1.43%	1.35%	1.18%

Ratio of net expenses to average net assets (e)	0.87	% (d)	0.87%	0.87%	0.87%	0.87%	0.96%

Ratio of net investment income to average net assets (e)	4.66	% (d)	3.87%	4.57%	1.57%	2.33%	1.44%

Portfolio turnover rate	13	% (c)	40%	41%	40%	37%	4%

(a)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period, primarily due to the timing of sales and redemptions of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Advisor not waived its fees and reimbursed expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after investment management fee waivers and expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Notes to Financial Statements
August 31, 2025 (Unaudited)

1.	Organization

CM Advisors Fixed Income Fund (the “Fund”) is a diversified no-load series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The investment objective of the Fund is to seek to preserve capital and maximize total return.

The Fund operates as a single operating segment which is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Chief Financial Officer of the Trust. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Investment Valuation – The Fund’s portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities, including common stocks, listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent that the Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act and not traded on an exchange, the Fund’s net asset values (“NAVs”) are calculated based upon the NAVs reported by such registered open-end investment companies;

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

the prospectuses for these registered open-end investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined by Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) (the “Advisor”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Corporate bonds and U.S. Treasury obligations held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of August 31, 2025 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,474,316	$—	$—	$3,474,316
Corporate Bonds	—	20,787,283	—	20,787,283
U.S. Treasury Obligations	—	1,251,985	—	1,251,985
Money Market Funds	686,876	—	—	686,876
Total	$4,161,192	$22,039,268	$—	$26,200,460

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by asset type and sector and industry type. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2025.

Share Valuation – The NAV per share of the Fund is calculated on each business day by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Realized gains and losses on investments sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Distributions from net realized capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2025 and February 28, 2025 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases (decreases) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

3.	Federal Income Tax

The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of August 31, 2025:

Tax cost of investments	$23,618,450
Gross unrealized appreciation	$2,608,947
Gross unrealized depreciation	(26,937)
Net unrealized appreciation	2,582,010
Accumulated ordinary income	169,897
Other gains	12,403
Capital loss carryforwards	(2,436,139)
Accumulated earnings	$328,171

As of February 28, 2025, the Fund had short-term capital loss carryforwards of $207,771 and long-term capital loss carryforwards of $2,228,368 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statement of Operations. For the six months ended August 31, 2025, the Fund did not incur any interest or penalties.

4.	Investment Transactions

During the six months ended August 31, 2025, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government obligations, were as follows:

Cost of purchases of investment securities	$4,170,329
Proceeds from sales and maturities of investment securities	$2,544,762

Cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations during the six months ended August 31, 2025 were:

Cost of purchases of investment securities	$—
Proceeds from sales and maturities of investment securities	$500,000

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

5.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund pays a monthly management fee to the Advisor calculated at the annual rate of 0.50% of its average daily net assets. The Advisor has entered into an Expense Limitation Agreement (the “ELA”) with the Fund under which it has agreed until July 1, 2026 to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, Acquired Fund Fees and Expenses, and amounts, if any, under a Rule 12b-1 Plan) to not more than 0.87% of its average daily net assets. The ELA cannot be terminated prior to July 1, 2026 without the approval of the Board. Accordingly, during the six months ended August 31, 2025, the Advisor did not collect any of its management fees and reimbursed other operating expenses in the amount of $27,210. These fees are not available for recoupment by the Advisor.

Certain Trustees and officers of the Trust are also officers of the Advisor and are not compensated by the Fund for serving in such capacities.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for its services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of its portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. For the six months ended August 31, 2025, the Distributor received $4,000 in fees from the Fund for such services.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Fund for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives an annual retainer of $10,000, paid quarterly; a fee of $2,000 for attendance at each in-person meeting of the Board of Trustees; and a fee of $500 for attendance at each telephonic meeting of the Board of Trustees. The Fund reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2025, the following shareholder of record owned 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Company (for the benefit of its customers)	87%

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholders’ meeting.

6.	Sector Risk

If a Fund had significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of August 31, 2025, the Fund had 25.7% of the value of its net assets invested in common stocks and corporate bonds within the Energy sector.

7.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8.	Subsequent Event

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

On September 30, 2025, the Fund paid an ordinary income dividend of $0.1065 per share to shareholders of record on September 29, 2025.

CM Advisors Fixed Income Fund
Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

CM Advisors Fixed Income Fund
a series of
CM Advisors Family of Funds

For Shareholder Service Inquiries: Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707 Toll-Free Telephone: 1-888-859-5856

For Investment Advisor Inquiries:

Van Den Berg Management I, Inc.

(d/b/a CM Fund Advisors)

805 Las Cimas Parkway, Suite 305
Austin, Texas 78746

Toll-Free Telephone:

1-888-859-5856

World Wide Web @:

www.cmadvisorsfunds.com

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

(a)(1) Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Chairman and Principal Executive Officer

Date	November 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Chairman and Principal Executive Officer

Date	November 4, 2025

By (Signature and Title)*		/s/ Scott Van Den Berg
Scott Van Den Berg, Treasurer and Principal Financial Officer

Date	November 4, 2025

*	Print the name and title of each signing officer under his or her signature.